Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net profit for the year	$ 1,143	$ 82,032	$ 44,186
Adjustments for:
Provision net of expected credit losses	4,526	4,363	2,966
Provision for expandable spare parts and suppliers obsolescence	(3,203)	(5,376)	(7,094)
Recovery for return conditions	(27,092)	811	28,354
Net provisions for legal claims	(2,973)	14,490	11,116
Depreciation, amortization and impairment	389,388	313,413	269,546
Sale & leaseback amortization	(4,747)
Share-based payment (income) expense		(1,002)	1,111
(Gains) Loss on disposal of assets	(16,081)	(1,978)	10,256
Gains on sale of subsidiary	(10,579)
Fair value adjustment of financial instruments	260	3,549	(4,290)
Interest income	(10,115)	(14,528)	(13,054)
Interest expense	212,294	183,332	172,630
Deferred tax	(6,938)	(15,050)	6,642
Current tax	27,151	35,159	27,448
Unrealized foreign currency (gain) losses	(32,569)	20,163	23,939
Changes in:
Accounts receivables	(103,998)	(42,244)	(18,177)
Expendable spare parts and supplies	10,056	(9,272)	(6,499)
Prepayments	(115)	(49,396)	(14,017)
Net current tax	13,497	(49,930)	(41,635)
Deposits and other assets	95,247	38,611	28,050
Accounts payable and accrued expenses	259,485	61,246	23,397
Air traffic liability	(36,569)	2,608	83,982
Frequent flyer deferred revenue	37,719	21,883	5,205
Provision for return conditions	(5,814)	(11,458)	(16,967)
Employee benefits	(39,324)	(15,011)	(8,929)
Income tax paid	(47,547)	(39,098)	(40,212)
Net cash provided by operating activities	703,102	527,317	567,954
Cash flows from investing activities:
Acquisition of investments available for sale		85	170
Restricted cash	378	(505)	7,422
Interest received	9,871	12,492	8,606
Advance payments on aircraft purchase contracts	(111,711)	(119,049)	(78,523)
Acquisition of property and equipment	(430,610)	(215,305)	(210,772)
Proceeds from sale of property and equipment	132,369	161,910	143,362
Investment in certificates of bank deposits	4,640		32,709
Redemption of certificates of bank deposits		(15,540)
Acquisition of intangible assets	(116,635)	(30,619)	(21,660)
Proceeds from acquisition of subsidiary		6
Sale of subsidiaries	18,000
Acquisition of investments	(78)
Sale of investments		484	296
Net cash used in investing activities	(493,776)	(206,041)	(118,390)
Cash flows from financing activities:
Proceeds from loans and borrowings	303,640	510,360	35,034
Repayments of loans and borrowings	(483,473)	(388,096)	(394,939)
Interest paid	(208,709)	(162,144)	(158,741)
Sale & finance leaseback transactions	53,990
Dividends paid	(35,508)	(25,671)	(5,723)
Dividends paid to minority shareholding	(56,096)	(130,002)	(26,100)
Net cash used in financing activities	(426,156)	(195,553)	(550,469)
Net (decrease) increase in cash and cash equivalents	(216,830)	125,723	(100,905)
Cash on deconsolidation of subsidiary	(1,764)
Effect of movements in exchange rates on cash held	(17,280)	7,506	(2,723)
Cash and cash equivalents at beginning of year	508,982	375,753	479,381
Cash and cash equivalents at end of year	$ 273,108	$ 508,982	$ 375,753